Intellectual Property (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Amortization on intellectual property	$ 3,819	$ 3,814	$ 7,636	$ 7,629